Deferred revenue	12 Months Ended
Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue
12	Deferred revenue

	As of December 31,
	2016	2017
Deferred revenue, current	25,697	33,037